Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NORTH AMERICA
Entity Central Index Key	0000072499
Entity Filer Category	Non-accelerated Filer